SUPPLEMENT DATED JANUARY 26, 2009
 TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2008 AS SUPPLEMENTED SEPTEMBER
                          22 AND NOVEMBER 24, 2008, OF:

                               ALLIANZ REWARDS{TM}
                              ALLIANZ ALTERITY{TM}
                           ALLIANZ HIGH FIVE{TM} BONUS
                             ALLIANZ HIGH FIVE{TM} L
                              ALLIANZ HIGH FIVE{TM}
                  VALUEMARK[{R}] II & III AND VALUEMARK[{R}]IV
                         ALLIANZ ADVANTAGE{TM} NEW YORK
                        ALLIANZ OPPORTUNITY{TM} NEW YORK
                         ALLIANZ CHARTER{TM} II NEW YORK
                         ALLIANZ HIGH FIVE{TM} NEW YORK

                                    ISSUED BY
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                               COMPANY OF NEW YORK
  AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

  This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. The Investment Options mentioned below may not be offered through all of the above referenced variable products.

1. THE FOLLOWING INVESTMENT OPTION SUBADVISER CHANGES AND NAME CHANGES ARE EFFECTIVE ON JANUARY 26, 2009.

    (1) BlackRock Advisors, LLC will replace Legg Mason Capital Management, Inc. as the subadviser to the AZL[{R}] Legg Mason Growth Fund,

    (2) J.P. Morgan Investment Management Inc. will replace Legg Mason Capital Management, Inc. as the subadviser to the AZL[{R}] Legg Mason Value Fund.

    (3) J.P. Morgan Investment Management Inc. will replace OppenheimerFunds, Inc. as the subadviser to the AZL[{R}] Oppenheimer Main Street Fund, and

NAME EFFECTIVE  JANUARY 26, 2009                     PREVIOUS NAME
AZL[{R}] BlackRock Growth Fund          AZL[{R}] Legg Mason Growth Fund
AZL[{R}] JPMorgan Large Cap Equity Fund AZL[{R}] Legg Mason Value Fund
AZL[{R}] JPMorgan U.S. Equity Fund      AZL[{R}] Oppenheimer Main Street Fund

The disclosure in the Investment Options table of the prospectus for the above mentioned Investment Options is replaced with the following:

    INVESTMENT       NAME OF   ASSET CATEGORY OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                      (NORMAL MARKET CONDITIONS)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL          Large Growth  Maximum long- Invests at least 80% of total assets in common and preferred stock and
Investment         BlackRock                  term capital  securities convertible into common and preferred stock of mid- and
Management         Growth Fund                appreciation  large-size companies.
LLC/BlackRock                                 with minimum
Advisors, LLC                                 long-term
                                              risk to
                                              principal
Managed by Allianz AZL          Large Blend   Long-term     Invests at least 80% of its net assets, plus any borrowings for
Investment         JPMorgan                   growth of     investment purposes, primarily in equity securities of large- and
Management LLC/    Large Cap                  capital       medium-capitalization U.S. companies.
J.P. Morgan        Equity Fund
Investment
Management Inc.
                   AZL          Large Blend   High total    Invests at least 80% of its net assets, plus any borrowings for
                   JPMorgan                   return        investment purposes, primarily in equity securities of large- and
                   U.S. Equity                              medium-capitalization U.S. companies.
                   Fund


2. AT A MEETING HELD ON DECEMBER 3, 2008, THE BOARD OF TRUSTEES FOR THE ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST APPROVED CERTAIN CHANGES IN THE INVESTMENT STRATEGIES FOR THE FUSION PORTFOLIOS EFFECTIVE JANUARY 2, 2009.

The Primary Investments disclosure for the Fusion Portfolios in the Investment Options table of the prospectus is replaced with the following:

    INVESTMENT       NAME OF    ASSET    OBJECTIVE(S)                               PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT  CATEGORY                                         (NORMAL MARKET CONDITIONS)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL Fusion  A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
Investment         Balanced       of    capital        from 40% to 60% of assets in equity funds with the remaining balance invested
Management LLC     Fund         Funds"  appreciation   in fixed income funds.
                                Model   with
                               Portfolio preservation
                                        of capital as
                                        an important
                                        consideration
                   AZL Fusion  A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Growth Fund    of    capital        from 70% to 90% of assets in equity funds with the remaining balance invested
                                Funds"  appreciation   in fixed income funds.
                                Model
                               Portfolio
                   AZL Fusion  A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Moderate       of    capital        from 55% to 75% of assets in equity funds with the remaining balance invested
                   Fund         Funds"  appreciation   in fixed income funds.
                                Model
                               Portfolio



3. AT A MEETING HELD ON DECEMBER 3, 2008, THE BOARD OF TRUSTEES OF THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED CERTAIN CHANGES IN THE PRINCIPAL INVESTMENT STRATEGIES OF THE AZL TARGETPLUS BALANCED FUND, THE AZL TARGETPLUS GROWTH FUND, AND THE AZL TARGETPLUS MODERATE FUND, EFFECTIVE JANUARY 2, 2009.

The Primary Investments disclosure for the above mentioned Investment Options in the Investment Options table of the prospectus is replaced with the following:

    INVESTMENT       NAME OF   ASSET CATEGORY  OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                      (NORMAL MARKET CONDITIONS)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL         Model Portfolio Long-term     Invests primarily in a diversified portfolio of equity and fixed income
Investment         TargetPLUS                  capital       securities with 40% to 60% allocated to the equity portfolio and the
Management         Balanced                    appreciation  balance allocated to the fixed income portfolio. May invest a
LLC/First Trust    Fund                        with          significant portion of its total assets in securities of non-U.S.
Advisors L.P. and                              preservation  companies.
Pacific Investment                             of capital as
Management Company                             an important
LLC                                            consideration
                   AZL         Model Portfolio Long-term     Invests primarily in a diversified portfolio of equity and fixed income
                   TargetPLUS                  capital       securities with 70% to 90% allocated to the equity portfolio and the
                   Growth Fund                 appreciation  balance allocated to the fixed income portfolio. May invest a significant portion of its total assets in securities of non-U.S.
                                                             companies.
                   AZL         Model Portfolio Long-term     Invests primarily in a diversified portfolio of equity and fixed income
                   TargetPLUS                  capital       securities with 55% to 75% allocated to the equity portfolio and the
                   Moderate                    appreciation  balance allocated to the fixed income portfolio. May invest a
                   Fund                                      significant portion of its total assets in securities of non-U.S.
                                                             companies.

4.  ALLIANZ HIGH FIVE, HIGH FIVE L, HIGH FIVE BONUS AND HIGH FIVE NEW YORK
    PROSPECTUSES:

For Contracts with a Living Guarantee, your ability to take partial withdrawals is no longer subject to the GAV Fixed Account Minimum. However, transfers of Contract Value from the FPAs to the Investment Options will continue to be subject to the GAV Fixed Account Minimum. Upon a partial withdrawal we will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in-first-out basis. If you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.


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